Supplementary Financial Statement Information (Details) - Schedule of Revenues by Geographical Area - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
United states and Canada [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues by Geographical Area [Line Items]
Total revenues	$ 10,161	$ 41	$ 10,592	$ 74
Europe and others [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues by Geographical Area [Line Items]
Total revenues	23	25	25	58
Total [Member]
Supplementary Financial Statement Information (Details) - Schedule of Revenues by Geographical Area [Line Items]
Total revenues	$ 10,184	$ 66	$ 10,617	$ 132